Expense Example (Small Cap Index Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Small Cap Index Trust
Expense Example:
Year 1	$ 64
Year 3	202
Year 5	351
Year 10	786
Series II, Small Cap Index Trust
Expense Example:
Year 1	85
Year 3	265
Year 5	460
Year 10	1,025
Series NAV, Small Cap Index Trust
Expense Example:
Year 1	59
Year 3	186
Year 5	324
Year 10	$ 726